CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenues:
Automobile sales	$ 467,232	$ 121,084	$ 0
IVAS and others	28,510	24,271	18,164
Financing income	2,456	29,269	29,317
Total net revenues	498,198	174,624	47,481
Cost of revenues:
Automobile sales	449,805	116,385	0
IVAS and others	12,642	17,954	14,869
Financing income	14,021	28,975	25,708
Total cost of revenues	476,468	163,314	40,577
Gross profit	21,730	11,310	6,904
Operating expenses (income):
Selling and marketing	34,562	20,070	13,932
Research and development	26,349	17,435	7,542
General and administrative	71,094	51,494	39,406
Impairment of goodwill	29,055	0	0
Gain on disposal of property and equipment	(25,928)	0	0
Total operating expenses	135,132	88,999	60,880
Loss from operations	(113,402)	(77,689)	(53,976)
Other income (expenses)	(2,014)	2,656	8,336
Fair value change of contingent consideration	(29,604)	(2,601)	0
Interest income	5,760	1,988	832
Interest expenses	(5,103)	(4,322)	(7,107)
Realized gain (loss) on short-term investments	0	(100)	595
Realized gain (loss) on disposal of long-term investments	(2,141)	37,311	0
Impairment of long-term investments	0	0	(1,484)
Loss before provision of income tax and (loss) earnings in equity method investments and noncontrolling interest, net of tax	(146,504)	(42,757)	(52,804)
Income tax expenses	(9,850)	(4,479)	(2,470)
Loss before (loss) earnings in equity method investments and noncontrolling interest, net of tax	(156,354)	(47,236)	(55,274)
(Loss) earnings in equity method investments, net of tax	(2,463)	55,985	(7,840)
(Loss) income from continuing operations	(158,817)	8,749	(63,114)
Discontinued operations:
Loss from the operations of the discontinued operations, net of tax expenses of $102, $nil and $nil for the years ended December 31, 2016, 2017 and 2018, respectively	(18,799)	(119,252)	(130,548)
Gain on deconsolidation of subsidiaries, net of tax of $454, $nil and $nil for the years ended December 31, 2016, 2017 and 2018, respectively	242,097	0	8,310
(Loss) income from discontinued operations, net of tax expenses of $102, $nil and $nil for the years ended December 31, 2016, 2017 and 2018, respectively	223,298	(119,252)	(122,238)
Net (loss) income	64,481	(110,503)	(185,352)
Net loss attributable to the noncontrolling interest	8,059	76	0
Net (loss) income from continuing operations attributable to Renren Inc.	(150,758)	8,825	(63,114)
Net (loss) income from discontinued operations attributable to Renren Inc.	223,298	(119,252)	(122,238)
Net (loss) income attributable to Renren Inc.	$ 72,540	$ (110,427)	$ (185,352)
Net (loss) income per share from continuing operations attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ (0.15)	$ 0.01	$ (0.06)
Diluted (in dollars per share)	(0.15)	0.01	(0.06)
Net (loss) income per share from discontinued operations attributable to Renren Inc. shareholders
Basic (in dollars per share)	0.22	(0.12)	(0.12)
Diluted (in dollars per share)	0.20	(0.12)	(0.12)
Net (loss) income per share attributable to Renren Inc. shareholders:
Basic (in dollars per share)	0.07	(0.11)	(0.18)
Diluted (in dollars per share)	$ 0.07	$ (0.11)	$ (0.18)
Weighted average number of shares used in calculating net (loss) income per share from continuing operations attributable to Renren Inc. shareholders:
Basic (in shares)	1,036,421,063	1,028,537,406	1,022,664,396
Diluted (in shares)	1,036,421,063	1,029,736,939	1,022,664,396
Weighted average number of shares used in calculating net (loss) income per share from discontinued operations attributable to Renren Inc. shareholders:
Basic (in shares)	1,036,421,063	1,028,537,406	1,022,664,396
Diluted (in shares)	1,095,805,917	1,028,537,406	1,022,664,396